Document and Entity Information	12 Months Ended
Dec. 31, 2020
Cover page.
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 02, 2020
Entity Registrant Name	TRANSACT TECHNOLOGIES INC
Entity Incorporation, State or Country Code	DE
Entity File Number	0-21121
Entity Tax Identification Number	06-1456680
Entity Address, Address Line One	One Hamden Center
Entity Address, Address Line Two	2319 Whitney Avenue, Suite 3B
Entity Address, City or Town	Hamden
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06518
City Area Code	203
Local Phone Number	859-6800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001017303
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	TACT
Security Exchange Name	NASDAQ